Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 6, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA SERIES, INC.
Central Index Key	dei_EntityCentralIndexKey	0001020861
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 6, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC.

Focused Multi-Asset Strategy Portfolio

Supplement dated May 6, 2011 to the Prospectus dated March 1, 2011,

as supplemented and amended to date

The following disclosure updates the current Prospectus for the Focused Multi-Asset Strategy Portfolio (the “Portfolio”), a series of the SunAmerica Series, Inc. (the “Fund”). Class I shares are being issued in connection with the proposed reorganization of the Focused Equity Strategy Portfolio, a series of the Fund, into the Portfolio (the “Reorganization”).

In addition to the classes described in the accompanying Prospectus, the Portfolio now offers Class I shares, a new class of shares of the Portfolio. Class I shares are only being offered in connection with the Reorganization. The Fund will not accept orders to buy Class I shares from new investors and will only accept reinvestments of dividends and capital gains distributions from investors who receive shares of the Portfolio in connection with the Reorganization. Information about Class I shares of the Portfolio is provided in this supplement and, except for any differences described in this supplement, all of the disclosure in the Prospectus relating to existing Class I shares of other portfolios of the Fund applies equally to the Class I shares of the Portfolio.

Capitalized terms used herein but not defined have the meaning assigned to them in the Prospectus.

Shareholders should retain this Supplement for future reference.

Portfolio Highlights: Focused Multi-Asset Strategy Portfolio - Fees and Expenses of the Portfolio

          The following table updates the fees and expenses table with respect to the Portfolio on page 29 under the section entitled “Portfolio Highlights: Focused Multi-Asset Strategy Portfolio - Fees and Expenses of the Portfolio” in the Prospectus.

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 39 of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 37 of the Portfolio’s statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs .

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Class I Focused Multi-Asset Strategy Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed or original purchase cost)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Focused Multi-Asset Strategy Portfolio
Management Fees		0.10%
Distribution and Service (12b-1) Fees		none
Acquired Fund Fees and Expenses	[1]	1.61%
Other Expenses	[1]	1.90%
Total Annual Fund Operating Expenses		3.61%
[1]	Acquired fund fees and expenses and other expenses are based on estimated amounts for the current fiscal year since no Class I shares were issued as of the Portfolio’s most recent fiscal year end. Actual expenses may be different.

Portfolio Highlights: Focused Multi-Asset Strategy Portfolio—Example

           The following table updates the expense example on page 30 under the section entitled “Portfolio Highlights: Focused Multi-Asset Strategy Portfolio—Example” in the Prospectus.

           This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class I Focused Multi-Asset Strategy Portfolio	364	1,106	1,869	3,871

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class I Focused Multi-Asset Strategy Portfolio	364	1,106	1,869	3,871

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0001020861_SupplementTextBlock

SUNAMERICA SERIES, INC.

Focused Multi-Asset Strategy Portfolio

Supplement dated May 6, 2011 to the Prospectus dated March 1, 2011,

as supplemented and amended to date

The following disclosure updates the current Prospectus for the Focused Multi-Asset Strategy Portfolio (the “Portfolio”), a series of the SunAmerica Series, Inc. (the “Fund”). Class I shares are being issued in connection with the proposed reorganization of the Focused Equity Strategy Portfolio, a series of the Fund, into the Portfolio (the “Reorganization”).

In addition to the classes described in the accompanying Prospectus, the Portfolio now offers Class I shares, a new class of shares of the Portfolio. Class I shares are only being offered in connection with the Reorganization. The Fund will not accept orders to buy Class I shares from new investors and will only accept reinvestments of dividends and capital gains distributions from investors who receive shares of the Portfolio in connection with the Reorganization. Information about Class I shares of the Portfolio is provided in this supplement and, except for any differences described in this supplement, all of the disclosure in the Prospectus relating to existing Class I shares of other portfolios of the Fund applies equally to the Class I shares of the Portfolio.

Capitalized terms used herein but not defined have the meaning assigned to them in the Prospectus.

Shareholders should retain this Supplement for future reference.

Expense, Heading	rr_ExpenseHeading	Portfolio Highlights: Focused Multi-Asset Strategy Portfolio - Fees and Expenses of the Portfolio
Expense, Narrative	rr_ExpenseNarrativeTextBlock

          The following table updates the fees and expenses table with respect to the Portfolio on page 29 under the section entitled “Portfolio Highlights: Focused Multi-Asset Strategy Portfolio - Fees and Expenses of the Portfolio” in the Prospectus.

          This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 39 of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 37 of the Portfolio’s statement of additional information. Class I shares are offered exclusively to participants in certain retirement plans and other programs .

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Portfolio Highlights: Focused Multi-Asset Strategy Portfolio—Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

           The following table updates the expense example on page 30 under the section entitled “Portfolio Highlights: Focused Multi-Asset Strategy Portfolio—Example” in the Prospectus.

           This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Focused Multi-Asset Strategy Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.61%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	364
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,106
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,869
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,871
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	364
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,869
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,871

[1]	Acquired fund fees and expenses and other expenses are based on estimated amounts for the current fiscal year since no Class I shares were issued as of the Portfolio’s most recent fiscal year end. Actual expenses may be different.